SCHEDULE OF INVESTMENTS
InvestEd 70 Portfolio (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENT FUNDS	Shares	Value

Registered Investment Companies – 12.4%
iShares Core MSCI EAFE ETF	66	$4,915
iShares Core S&P 500 ETF	22	9,528

		14,443

TOTAL INVESTMENT FUNDS – 12.4%		$14,443

(Cost: $11,987)

AFFILIATED MUTUAL FUNDS

Delaware Ivy Core Equity Fund, Class R6	498	11,408
Delaware Ivy Corporate Bond Fund, Class R6	360	2,356
Delaware Ivy Crossover Credit Fund, Class R6	108	1,180
Delaware Ivy Emerging Markets Equity Fund, Class R6	263	7,387
Delaware Ivy Global Bond Fund, Class R6	86	885
Delaware Ivy Government Securities Fund, Class R6	2,619	14,694
Delaware Ivy High Income Fund, Class R6	42	299
Delaware Ivy International Core Equity Fund, Class R6	440	9,205
Delaware Ivy International Small Cap Fund, Class R6	154	2,491
Delaware Ivy Large Cap Growth Fund, Class R6	333	12,137
Delaware Ivy LaSalle Global Real Estate Fund, Class R6	110	1,287
Delaware Ivy Limited-Term Bond Fund, Class R6	643	7,091
Delaware Ivy Mid Cap Growth Fund, Class R6	132	6,034
Delaware Ivy Mid Cap Income Opportunities Fund, Class R6	98	1,869
Delaware Ivy ProShares Russell 2000 Dividend Growers Index Fund, Class R6	75	859
Delaware Ivy ProShares S&P 500 Dividend Aristocrats Index Fund, Class R6	303	4,495
Delaware Ivy Pzena International Value Fund, Class R6	126	2,423
Delaware Ivy Securian Core Bond Fund, Class R6	807	8,845
Delaware Ivy Small Cap Growth Fund, Class R6	57	1,884
Delaware Ivy Value Fund, Class R6	164	4,598

TOTAL AFFILIATED MUTUAL FUNDS – 87.4%		$101,427

(Cost: $87,297)

SHORT-TERM SECURITIES

Money Market Funds (A) - 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	185	185

TOTAL SHORT-TERM SECURITIES – 0.2%		$185

(Cost: $185)

TOTAL INVESTMENT SECURITIES – 100.0%		$116,055

(Cost: $99,469)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(11)

NET ASSETS – 100.0%		$116,044

Notes to Schedule of Investments

(A)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Investment Funds	$14,443	$—	$—
Affiliated Mutual Funds	101,427	—	—
Short-Term Securities	185	—	—

Total	$116,055	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$99,469

Gross unrealized appreciation	16,645

Gross unrealized depreciation	(59)

Net unrealized appreciation	$16,586